SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Fair Value, Assets Measured on Recurring Basis (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Fair Value, Assets Measured on Recurring Basis [Line Items]
Available For Sale Securities, Unrealized Gain Loss		$ 2,500	$ 12,500
Derivate Liability – Advances on Gold	5,556	22,223	0
Derivate Liability – Advances on Gold, Unrealized Loss	0	22,223
Fair Value, Inputs, Level 1 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Fair Value, Assets Measured on Recurring Basis [Line Items]
Available For Sale Securities	10,500	22,500	12,550
Derivate Liability – Advances on Gold	0	0
Fair Value, Inputs, Level 2 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Fair Value, Assets Measured on Recurring Basis [Line Items]
Available For Sale Securities	0	0	0
Derivate Liability – Advances on Gold	5,556	22,223
Fair Value, Inputs, Level 3 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Fair Value, Assets Measured on Recurring Basis [Line Items]
Available For Sale Securities	0	0	0
Derivate Liability – Advances on Gold	$ 0	$ 0